Victory Cornerstone Equity Fund Investment Strategy - Victory Cornerstone Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) that invest at least 80% of their net assets in equity securities.The underlying affiliated funds consist of a long-term target asset allocation in equity securities. This is often referred to as a fund-of-funds investment strategy. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.The Fund may invest in domestic and foreign (including emerging markets) equity securities within all asset classes (small, mid, and large cap), which primarily include common stocks, preferred stocks, convertible securities, depositary receipts for securities, and domestic and foreign ETFs. These securities may be listed on securities exchanges, traded in various over-the-counter markets, or have no organized markets.The Adviser may use quantitative analysis to identify companies, either through ETFs or directly, that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability. The Adviser seeks to maintain an allocation to a variety of equity asset classes and factors (such as momentum, value, quality, and volatility). Decisions to buy and sell securities are based on changes to risk or factor exposures, as determined by the portfolio managers using quantitative analysis.